Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

(CHF in millions)	Leasehold improvements	Trade tools	Production equipment	Furniture and fixtures	Other	Total

Cost at January 1, 2024	61.2	13.6	21.7	19.9	18.1	134.5
Accumulated Depreciation at January 1, 2024	(11.6)	(7.5)	(12.3)	(3.4)	(6.2)	(41.0)
Net book value at January 1, 2024	49.6	6.1	9.4	16.5	11.9	93.6

Six month period ended June 30, 2024
Opening net book value	49.6	6.1	9.4	16.5	11.9	93.6
Additions	17.4	0.4	5.4	3.8	3.5	30.5
Depreciation	(5.7)	(1.5)	(4.3)	(1.4)	(1.5)	(14.4)
Currency Translation	1.3	0.2	—	0.5	0.2	2.1
Net book value at June 30, 2024	62.5	5.3	10.6	19.4	14.0	111.7

Cost at June 30, 2024	80.1	14.4	27.1	24.3	21.8	167.6
Accumulated Depreciation at June 30, 2024	(17.6)	(9.1)	(16.5)	(4.9)	(7.8)	(55.9)
Net book value at June 30, 2024	62.5	5.3	10.6	19.4	14.0	111.7

Cost at January 1, 2025	97.3	14.9	32.4	31.5	25.0	201.2
Accumulated Depreciation at January 1, 2025	(25.7)	(10.6)	(20.7)	(7.4)	(9.6)	(74.0)
Net book value at January 1, 2025	71.7	4.3	11.8	24.1	15.4	127.2

Six month period ended June 30, 2025
Opening net book value	71.7	4.3	11.8	24.1	15.4	127.2
Additions	12.2	0.2	2.9	1.5	8.6	25.5
Disposals	(0.1)	—	—	(0.1)	—	(0.2)
Depreciation	(8.8)	(1.1)	(4.5)	(2.2)	(1.9)	(18.7)
Currency Translation	(4.4)	(0.3)	—	(1.4)	(0.5)	(6.6)
Net book value at June 30, 2025	70.6	3.1	10.2	21.9	21.5	127.2

Cost at June 30, 2025	103.4	14.1	35.4	31.0	32.7	216.5
Accumulated Depreciation at June 30, 2025	(32.8)	(11.1)	(25.2)	(9.1)	(11.1)	(89.3)
Net book value at June 30, 2025	70.6	3.1	10.2	21.9	21.5	127.2